Loans and Financing - Schedule of Loan Activity (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Loan Activity [Abstract]
Balances at beginning	R$ 5,289	R$ 1,807	R$ 8,300
Balance at ending	3,776	5,289	1,807	8,300
Additions	3,200	5,462	4,000	15,000
Interest accrual	296	940	349	511
Principal payments	(4,644)	(2,034)	(10,101)	(10,962)
Interest payments	R$ (365)	R$ (886)	R$ (741)	R$ (243)